TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information

Transamerica Multi-Asset Income

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Effective immediately, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Multi-Asset Income under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Thompson, Siegel &Walmsley LLC
Portfolio Managers:
William M. Bellamy, CFA	Portfolio Manager	since March 2014
David McMackin, CFA	Portfolio Manager	since December 2025

Effective immediately, the following replaces the corresponding information in the Prospectuses for Transamerica Multi-Asset Income under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
William M. Bellamy, CFA	Thompson, Siegel &Walmsley LLC	Portfolio Manager of the fund since 2014; Director of Income Strategies at Thompson, Siegel & Walmsley LLC since 2002
David McMackin, CFA	Thompson, Siegel &Walmsley LLC	Portfolio Manager of the fund since 2025; Research Analyst at Thompson, Siegel &Walmsley LLC since 2004

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Effective immediately, the following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers - Thompson, Siegel & Walmsley LLC (“TSW”)”:

Transamerica Multi-Asset Income

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
William M. Bellamy, CFA	2	$36.8 million	0	$0	25	$146.0 million
David McMackin, CFA*	2	$84.8 million	0	$0	25	$140.3 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
William M. Bellamy, CFA	0	$0	0	$0	0	$0
David McMackin, CFA*	0	$0	0	$0	0	$0

* As of September 30, 2025

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Investors Should Retain this Supplement for Future Reference

December 18, 2025